Key Management Compensation (Disclosure of detailed information about key management personnel) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Key Management Compensation [Abstract]
Salaries and bonuses	$ 4,343,080	$ 0
Share based compensation	13,635,602	0
Balance, end of period	$ 17,978,682	$ 0